Related party balances and transactions - Amounts due from related parties (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Related party balances and transactions
Amounts due from related parties	¥ 4,439,705	$ 608,237	¥ 8,000
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Mr. Hangyu Dai
Related party balances and transactions
Amounts due from related parties			¥ 8,000
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]			Related Party [Member]
Mr. Yuan Li
Related party balances and transactions
Amounts due from related parties	¥ 4,439,705	$ 608,237
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]